Loans Held for Investment - Composition of Net Loans Held for Investment by Class (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	$ 370,130	$ 356,975
Less:
Allowance for loan losses	(2,374)	(2,458)	$ (2,707)	$ (2,884)
Deferred loan fees, net	(160)	(104)
Net loans held for investment	367,596	354,413
Commercial [Member]
Less:
Allowance for loan losses	(1,334)	(1,401)	(1,404)	(1,310)
Commercial [Member] | Commercial Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	57,176	54,912
Commercial [Member] | Real Estate - Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	130,634	114,712
Commercial [Member] | Other Real Estate Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	31,141	40,186
Non-Commercial [Member]
Less:
Allowance for loan losses	(1,040)	(1,057)	$ (1,303)	$ (1,574)
Non-Commercial [Member] | Consumer Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	12,159	10,774
Non-Commercial [Member] | Real Estate 1 - 4 Family Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	7,805	5,024
Non-Commercial [Member] | Real Estate - Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	76,564	78,023
Non-Commercial [Member] | Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	52,541	50,506
Non-Commercial [Member] | Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	$ 2,110	$ 2,838